CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		30 Months Ended	33 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Cash Flows from Operating Activities:
Net (Loss)	$ (328,594)	$ (716,987)	$ (1,525,488)	$ (345,855)	$ (1,927,694)	$ (2,256,288)
Adjustments to Reconcile Net (Loss) to Net Cash (Used in) Operating Activities:
Depreciation expense	362	39	154	1,927	2,082	2,444
Accretion expense	2,320	1,562	9,436	622	10,057	12,377
(Gain) on sale of oil & gas properties				(123,476)	(123,476)	(123,476)
Stock based compensation	92,090	235,550	540,204	79,920	620,124	712,393
Changes in Assets and Liabilities:
(Increase)/Decrease in accounts receivable	21	3,028	4,066	(3,316)	(704)	(683)
(Increase)/Decrease in prepaid and other assets		1,242	4,140	(25,055)	(21,300)	(21,300)
Increase/(Decrease) in accrued expenses	36,059	61,943	172,735		172,735	208,795
Increase/(Decrease) in accounts payable	17,206	(523,527)	(545,895)		(13,355)	3,851
Increase/(Decrease) in accounts payable - related party	(50,000)	150,000	(143,390)		(83,390)	(133,390)
Net Cash (Used in) Operating Activities	(230,536)	(787,150)	(1,484,038)	(415,233)	(1,364,921)	(1,595,277)
Cash Flows from Investing Activities:
(Purchase) of oil and gas property	(19,059)	(481,382)	(845,031)	(589,670)	(1,971,315)	(1,990,374)
Proceeds from the Sale of oil & gas properties				125,000	200,000	200,000
(Purchase) of furniture, fixtures and equipment		(1,345)	(1,346)	(6,613)	(7,958)	(7,958)
Restricted cash	1,037		936,030	(937,067)	(1,037)
Net Cash Provided by (Used in) Investing Activities	(18,022)	(482,727)	89,653	(1,408,350)	(1,780,310)	(1,798,332)
Cash Flows from Financing Activities:
Proceeds from the sale of common stock	300,000		625,020	500,080	1,125,100	1,424,920
Contributions				166,700	213,874	213,874
(Distributions)				(109,180)	(134,180)	(134,180)
Advances from working interest owner				1,700,000	1,700,000	1,700,000
Proceeds from related party notes			240,000	110,000	290,000	290,000
Net Cash Provided by (Used in) Financing Activities	300,000		865,020	2,367,600	3,194,794	3,494,614
Net Increase (Decrease) in Cash and Cash Equivalents	51,442	(1,269,877)	(529,365)	544,017	49,563	101,005
Cash and Cash Equivalents at the Beginning of the Period	49,563	1,515,995	1,515,995	34,911
Cash and Cash Equivalents at the End of the Period	101,005	246,118	49,563	1,515,995	49,563	101,005
SUPPLEMENTAL DISCLOSURE OF NON-CASH TRANSACTIONS
Recovery of Oil and Gas Property		75,117	75,117		75,117	75,117
Oil and Gas Properties Acquired with Accounts Payable		61,407		563,100		94,042
Asset Retirment Obligation			(32,635)	(61,407)	(94,042)
Shares issued for conversion of debt	52,154					52,154
AP for oil and gas additions	$ 15,581					$ 15,581